As filed with the Securities and Exchange Commission on October 23, 2026

Registration Number 333-296942

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. ______

[ x ] Post-Effective Amendment No. __1___

(Check appropriate box or boxes.)

ARBITRAGE FUNDS

(Exact Name of Registrant as Specified in Charter)

104 Fifth Avenue, 9th Floor

New York, New York 10011

(Address of Principal Executive Office)

1-212-584-2364

(Area Code and Telephone Number)

John S. Orrico

Water Island Capital, LLC

104 Fifth Avenue, 9th Floor

New York, NY 10011

(Name and Address of Agent for Service)

Copy to:

Fatima S. Sulaiman, Esq.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006-1600

For the new shares of AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF, series of Arbitrage Funds, the date of the public offering was September 25, 2026. The public offering of the Registrant’s shares is ongoing.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of Securities Being Registered: Shares of beneficial interest, with no par value, of AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-30470 and 811-09815).

Contents of Registration Statement

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part C - Other Information

Signature Page

Exhibit Index

This Post-Effective Amendment is filed solely for the purpose of filing as an exhibit a tax opinion required by Item 16(12) of Form N-14. This Post-Effective Amendment does not contain any other items or make any changes to the Registrant’s Registration Statement. The Registrant’s Form N-14, filed on June 22, 2026 (Accession No. 0001104659-26-076370), and subsequently filed in definitive form pursuant to Rule 497 on July 28, 2026 (Accession No. 0001104659-26-087563), is incorporated by reference to this Post-Effective Amendment.

PART C

OTHER INFORMATION

Item 15.

Indemnification.

Reference is made to Article V of the Registrant’s Amended and Restated Agreement and Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions of the Registrant’s Amended and Restated Agreement and Declaration of Trust, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and Water Island Capital, LLC (the “Adviser”). Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Section 9 of the Investment Advisory Agreement between the Registrant, on behalf of AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF, and Water Island Capital, LLC provides:

(a)              Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust. Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person who is an officer, director, employee, or agent of Adviser, and an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund other than pursuant to this Agreement, to be rendering such service as an agent of the Fund or Trust and not as an officer, director, employee, or agent of Adviser, even if paid by Adviser.

(b)              Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the applicable series of the Trust and its assets. Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust. Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c)              Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d)              Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 6 of the ETF Distribution Agreement between the Registrant, on behalf of AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF, and Foreside Financial Services, LLC provides:

6.                Indemnification.

(a)          The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) (“Losses”) that a Distributor Indemnitee may incur arising out of or based upon: (i) Distributor serving as distributor for the Trust pursuant to this Agreement; (ii) the allegation of any wrongful act of the Trust or any of its directors, officers, employees or affiliates in connection with its duties and responsibilities in this Agreement; (iii) any claim that the Registration Statement, Prospectus, shareholder reports, and Marketing Materials specifically approved by the Trust and investment adviser or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law; (iv) the breach by the Trust of any obligation, representation or warranty contained in this Agreement; or (v) the Trust’s failure to comply in any material respect with applicable securities laws.

(b)          The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Indemnitees”) against any Losses arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees or affiliates in connection with its activities as Distributor pursuant to this Agreement; (ii) the breach of any obligation, representation or warranty contained in this Agreement by the Distributor; (iii) the Distributor’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations; or (iv) any allegation that the Registration Statement, Prospectus, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust, in writing, by the Distributor for use in such Registration Statement, Prospectus, shareholder report, information or materials relating to the Funds (as described in section 3(g)) or other information filed by the Trust (as from time to time amended).

In no case (i) is the indemnification provided by an indemnifying party to be deemed to protect against any liability the indemnified party would otherwise be subject to by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the indemnifying party to be liable under this Section with respect to any claim made against any indemnified party unless the indemnified party notifies the indemnifying party in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the indemnified party (or after the indemnified party shall have received notice of service on any designated agent).

Notwithstanding the foregoing, failure to notify the indemnifying party of any claim shall not relieve the indemnifying party from any liability that it may have to the indemnified party against whom such action is brought, on account of this Section, unless failure or delay to so notify the indemnifying party prejudices the indemnifying party’s ability to defend against such claim. The indemnifying party shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the indemnifying party elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the indemnified party. In the event that indemnifying party elects to assume the defense of any suit and retain counsel, the indemnified party shall bear the fees and expenses of any additional counsel retained by them. If the indemnifying party does not elect to assume the defense of any suit, it will reimburse the indemnified party for the reasonable fees and expenses of any counsel retained by them. The indemnifying party agrees to notify the indemnified party promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the purchase or redemption of any of the Creation Units or the Shares.

(c)          No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.

(d)          The Trust acknowledges and agrees that as part of its duties, Distributor will enter into agreements with certain Authorized Participants (“APs”) for the purchase and redemption of Creation Units (each such agreement an “AP Agreement”). The APs may insert and require that Distributor agree to certain provisions in the AP Agreements that contain certain representations, undertakings and indemnification that are not included in the form-of AP Agreement (each such modified AP Agreement a “Non-Standard AP Agreement).

To the extent that Distributor is requested or required to make any such representations mentioned above in an AP Agreement, and the Trust has approved such AP Agreement in writing, the Trust shall indemnify, defend and hold the Distributor Indemnitees free and harmless from and against any and all Losses that any Distributor Indemnitee may incur arising out of or relating to (a) the Distributor’s actions or failures to act pursuant to any Non-Standard AP Agreement; (b) any representations made by the Distributor in any Non-Standard AP Agreement to the extent that the Distributor is not required to make such representations in the form-of AP Agreement; or (c) any indemnification provided by the Distributor under a Non-Standard AP Agreement. In no event shall anything contained herein be so construed as to protect the Distributor Indemnitees against any liability to the Trust or its shareholders to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of Distributor’s obligations or duties under the Non-Standard AP Agreement or by reason of Distributor’s reckless disregard of its obligations or duties under the Non-Standard AP Agreement.

Item 16.	Exhibits.

(1)	(a)	Certificate of Trust and Agreement and Declaration of Trust — Incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A filed on February 15, 2000.

	(b)	Written Instrument Designating and Establishing New Series — Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed on September 28, 2010.

	(c)	Written Instrument Designating and Establishing New Class — Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed on May 31, 2012.

	(d)	Written Instrument Designating and Establishing New Series — Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed on October 1, 2012.

	(e)	Written Instrument Designating and Establishing New Class — Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed on May 31, 2013.

	(f)	Written Instrument Designating and Establishing New Series — Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed on December 22, 2014.

	(g)	Written Instrument Amending the Declaration of Trust — Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A filed on September 30, 2021.

	(h)	Written Instrument Abolishing Class C of Water Island Event-Driven Fund and Water Island Credit Opportunities Fund — Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A filed on September 30, 2021.

	(i)	Amended and Restated Agreement and Declaration of Trust — Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 22, 2026.
	(j)	Written Instrument Designating and Establishing New Series – Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed on September 25, 2026.

(2)		Amended and Restated Bylaws dated August 20, 2015 – Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed on September 28, 2015.

(3)		Voting Trust Agreements — Inapplicable.

(4)		Agreement and Plan of Reorganization and Termination — Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 22, 2026.

(5)		Instruments Defining Rights of Security Holders — Incorporated by reference to Agreement and Declaration of Trust and Bylaws.

(6)		Investment Advisory Agreement with Water Island Capital, LLC – Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed on September 25, 2026.

(7)	(a)	ETF Distribution Agreement between Registrant and Foreside Financial Services, LLC – Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed on September 25, 2026.

	(b)	Form of Authorized Participant Agreement — Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed on September 25, 2026.

(8)		Bonus or Profit Sharing Contracts — Inapplicable.

(9)		Second Amended and Restated Master Custody Agreement dated September 24, 2026 and effective as of September 25, 2026 between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed on September 25, 2026.

(10)		Form of Plan Pursuant to Rule 12(b)-1 with respect to shares of the Registrant — Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 22, 2026.

(11)		Opinion of counsel — Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 22, 2026.

(12)		Opinion of Counsel on Tax Matters — Filed herewith.

(13)	(a)	Administration Agreement dated September 24, 2026 and effective as of September 25, 2026 between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed on September 25, 2026.
	(b)	Transfer Agency and Service Agreement dated September 24, 2026 and effective September 25, 2026 between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed on September 25, 2026.
(14)		Consent of Independent Registered Public Accounting Firm of the Target Funds and Acquiring Funds — Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 22, 2026.

(15)		Financial Statements Omitted Pursuant to Item 14(a)(1) — Inapplicable.

(16)		Powers of Attorney — Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 22, 2026.

(17)		Other Exhibits — Inapplicable.

(18)		Filing fee tables — Inapplicable.

Item 17.	Undertakings.

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this amended Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 23rd day of October, 2026.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John S. Orrico	President and Chairman of the Board of Trustees	October 23, 2026
John S. Orrico

/s/ Jonathon T. Hickey	Chief Financial Officer	October 23, 2026
Jonathon T. Hickey

/s/ John C. Alvarado*	Trustee	October 23, 2026
John C. Alvarado

/s/ Robert P. Herrmann*	Trustee	October 23, 2026
Robert P. Herrmann

/s/ Stephen R. Byers*	Trustee	October 23, 2026
Stephen R. Byers

/s/ Francis X. Tracy*	Trustee	October 23, 2026
Francis X. Tracy

*By:	/s/ John S. Orrico
John S. Orrico
Attorney-in-fact October 23, 2026

EXHIBIT INDEX

Exhibit No.	Description

(12)	Opinion of Counsel on Tax Matters